Other Expenses, Net (Details) - Schedule of Other Expenses, Net ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Other Expenses, Net [Abstract]
Unrealised exchange gains	¥ (4,873)		¥ (4,033)
Provision for doubtful accounts, net	152	$ 21
Government grants	(2,421)		(594)
Others	(915)		94
Total	¥ (8,057)		¥ (4,533)